EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 27, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options available for grant						885,296
Number of shares issued as stock option units				0		45,565
Average grant date fair value exercise price						$ 11.80
Compensation expense related to stock options		$ 268,191	$ 270,011	$ 757,957	$ 732,293	$ 4,930,679
Compensation expense						$ 978,234
Share price		$ 3.64		$ 3.64		$ 12.71
Unrecognized compensation expense related to non-vested stock options		$ 4,161,913		$ 4,161,913		$ 4,930,679
Options exercised				1,251
Number of shares issued				66,737		86,665
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price						$ 11.94	$ 11.94
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock availble for issuance	1,500,000
Availble for grant		854,042		854,042
2023 Equity Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock availble for issuance	1,500,000
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued				773
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation expense		$ 20,942		$ 541,567
Number of shares issued		2,264		35,389